Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Property, plant and equipment	$ (22,885)	$ (22,940)
Impairment provision for inventories	78,705	78,705
Allowance for credit loss	3,761	3,761
Impairment provision for marketable debt securities	32,445	32,445
Tax loss carryforwards	33,023
Total deferred tax assets	125,049	91,971
Less: Valuation allowance	33,023
Net deferred tax assets	$ 92,026	$ 91,971